Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
Organization - Commercial Vehicle Group, Inc. and its subsidiaries is a global provider of systems, assemblies and components to the global commercial vehicle market, and the electric vehicle markets. References herein to the "Company", "CVG", "we", "our", or "us" refer to Commercial Vehicle Group, Inc. and its subsidiaries.
We have manufacturing operations in the United States, Mexico, China, United Kingdom, Czech Republic, Ukraine, Morocco, Thailand, India and Australia. Our products are primarily sold in North America, Europe, and the Asia-Pacific region.
We primarily manufacture customized products to meet the requirements of our customer. We believe our products are used by a majority of the North American Commercial Truck manufacturers, many construction and agriculture vehicle original equipment manufacturers ("OEMs"), parts and service dealers and distributors.
During the year ended December 31, 2024, the Company sold its cab structures business with operations in Kings Mountain, North Carolina and its Industrial Automation segment including First Source Electronics (FSE) business with operations in Elkridge, Maryland. These divestitures represent a strategic shift in CVG's business and, in accordance with U.S. GAAP, qualified as discontinued operations. As a result, the operating results related to the cab structures business and Industrial Automation segment have been reflected as discontinued operations in the Consolidated Statements of Operations. The assets and liabilities related to these divestitures were classified under a held for sale designation within the Consolidated Balance Sheets as of December 31, 2023. See Note 17, Discontinued Operations, for additional information on the divestitures.
As a result of classifying the Industrial Automation reporting segment as a discontinued operation, it is not a reportable segment for 2024. Additionally. the financial information reported for other segments excludes the activity from the Kings Mountain, North Carolina facility as a result of the divestiture. Effective January 1, 2025, the Company reorganized its operations into three segments: Global Seating, Global Electrical Systems, and Trim Systems and Components. The reorganization was designed to enhance alignment with its customers and end markets which will allow the Company to better focus on growth opportunities, capital allocation and enhancing shareholder value. As a result of the strategic reorganization, the prior period amounts have been revised to conform to the Company’s current period presentation. The Company’s Chief Operating Decision Maker, its President and Chief Executive Officer, reviews financial information for these three reportable segments and makes decisions regarding the allocation of resources based on these segments. See Note 16, Segment Reporting, for more information.
Unless otherwise indicated, all amounts in the tables below are in thousands, except share and per share amounts.
Principles of Consolidation - The accompanying consolidated financial statements include the accounts of our wholly-owned or controlled subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ materially from those estimates. Certain prior period amounts have been reclassified to conform to footnote presentation for the current year.
Cash - Cash consists of deposits with high credit-quality financial institutions.
Accounts Receivable - Trade accounts receivable are stated at current value less allowances, which approximates fair value. We review our receivables on an ongoing basis to ensure that they are properly valued and collectible.
The allowance for credit losses is used to record the estimated risk of loss related to our customers’ inability to pay. This allowance is maintained at a level that we consider appropriate based on factors that affect collectability, such as the financial health of our customers, historical trends of charge-offs and recoveries and current and expected economic market conditions. As we monitor our receivables, we identify customers that may have payment problems, and we adjust the allowance accordingly, with the offset to selling, general and administrative expense. Account balances are charged off against the allowance when recovery is considered remote.
Inventories - Inventories are valued at the lower of first-in, first-out cost or net realizable value. Inventory quantities on-hand are regularly reviewed and when necessary provisions for excess and obsolete inventory are recorded based primarily on our estimated production requirements, taking into consideration expected market volumes and future potential use.
Inventories consisted of the following as of December 31:

	2024	2023
Raw materials	$98,677	$88,474
Work in process	10,960	12,044
Finished goods	18,587	16,749
Total Inventories	$128,224	$117,267
Property, Plant and Equipment - Property, plant and equipment are stated at cost, net of accumulated depreciation.
Property, plant, and equipment, net consisted of the following as of December 31:

	2024	2023
Land and buildings	$26,613	$28,575
Machinery and equipment	211,984	210,931
Construction in progress	8,075	6,295
Property, plant, and equipment, gross	246,672	245,801
Less accumulated depreciation	(177,811)	(176,878)
Property, plant and equipment, net	$68,861	$68,923
For financial reporting purposes, depreciation is computed using the straight-line method over the estimated useful lives (generally 15 to 40 years for buildings and building improvements, three to 20 years for machinery and equipment, three to seven years for tools and dies, and three to five years for computer hardware and software). Expenditures for maintenance and repairs are charged to expense as incurred. Expenditures for major betterments and renewals that extend the useful lives of property, plant and equipment are capitalized and depreciated over the remaining useful lives of the asset. When assets are retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations. Leasehold improvements are amortized using the straight-line method over the estimated useful lives of the improvements or the term of the lease, whichever is shorter. Accelerated depreciation methods are used for tax reporting purposes. Depreciation expense for property, plant and equipment for each of the years ended December 31, 2024, 2023 and 2022 was $13.9 million, $13.1 million and $13.4 million, respectively.
For each of the years ended December 31, 2024, 2023 and 2022, unpaid purchases of property and equipment included in accounts payable were $1.3 million, $1.0 million and $1.7 million, respectively.
We review long-lived assets for recoverability whenever events or changes in circumstances indicate that carrying amounts of an asset group may not be recoverable. Our asset groups are established by determining the lowest level of cash flows available. If the estimated undiscounted cash flows are less than the carrying amounts of such assets, we recognize an impairment loss in an amount necessary to write down the assets to fair value as estimated from expected future discounted cash flows. Estimating the fair value of these assets is judgmental in nature and involves the use of significant estimates and assumptions. We base our fair value estimates on assumptions we believe to be reasonable, but that are inherently uncertain.
Leases - The Company determines if an arrangement is a lease at inception. Operating lease assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. As most leases do not provide an implicit interest rate, we use our incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The length of a lease term includes options to extend or terminate the lease when it is reasonably certain that the Company will exercise those options. The Company's accounting policy election is to not recognize lease assets or liabilities for leases with a term of 12 months or less. Additionally, when accounting for leases, the Company combines payments for leased assets, related services and other components of a lease.
Revenue Recognition - We recognize revenue when our performance obligation has been satisfied and control of products has been transferred to a customer, which typically occurs upon shipment. Revenue is measured based on the amount of consideration we expect to receive in exchange for the transfer of goods or services.
Refer to Note 2, Revenue Recognition, for our revenue recognition policies.
Income Taxes - We recognize deferred tax assets and liabilities for the expected future tax consequences of events that have been included in our financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statements and tax basis of assets and liabilities using enacted tax laws and rates expected to be in place when the deferred tax items are realized. We recognize tax positions initially in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Judgment is required in estimating valuation allowances for deferred tax assets. The realization of a deferred tax asset ultimately depends on the existence of sufficient taxable income in either the carryback or carryforward periods under tax law. We provide a valuation allowance for deferred tax assets when it is more likely than not that a portion of such deferred tax assets will not be realized. In our assessment, appropriate consideration is given to all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among other matters, (1) the cumulative three-year income position, (2) the nature, frequency and severity of any current and cumulative losses; (3) forecasts of future profitability; (4) the duration of statutory carryforward periods; (5) our experience with operating loss and tax credit carryforwards not expiring unused, and (6) tax planning alternatives. As of December 31, 2024, the Company was in a cumulative three-year taxable loss position in the U.S. which was given the most weight in our analysis of all positive and negative evidence when determining whether to establish a valuation allowance. As of December 31, 2023, the Company was in a cumulative three-year taxable income position in the U.S. which was given the most weight in our analysis of all positive and negative evidence when determining whether to reverse the previously recognized valuation allowance.
Comprehensive Income (Loss) - Comprehensive income (loss) reflects the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources including foreign currency translation, derivative instruments and pension and other post-retirement adjustments. See Note 13, Other Comprehensive (Income) Loss, for a rollforward of activity in accumulated comprehensive loss.
Fair Value of Financial Instruments - The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (i.e., inputs) used to price the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2 - Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets and inactive markets.
Level 3 - Significant unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
Concentrations of Credit Risk - Financial instruments that potentially subject us to concentrations of credit risk consist primarily of accounts receivable. We sell products to various companies throughout the world in the ordinary course of business. We routinely assess the financial strength of our customers and maintain allowances for anticipated losses. As of December 31, 2024, receivables from our five top customers represented approximately 54.7% of total receivables.
Foreign Currency Translation - Our functional currency is the local currency. Accordingly, all assets and liabilities of our foreign subsidiaries are translated using exchange rates in effect at the end of the period; revenue and costs are translated using average exchange rates for the period. The related translation adjustments are reported in accumulated other comprehensive income (loss) in stockholders’ equity. Translation gains and losses arising from transactions denominated in a currency other than the functional currency of the entity are included in the results of operations.
Foreign Currency Forward Exchange Contracts - We use forward exchange contracts to hedge certain foreign currency transaction exposures. We estimate our projected revenues and purchases in certain foreign currencies or locations and hedge a portion of the anticipated long or short position. The contracts typically run from one month to twelve months. All forward foreign exchange contracts that are not designated as hedging instruments have been marked-to-market and the fair value of contracts recorded in the Consolidated Balance Sheets with the offsetting non-cash gain or loss recorded in our Consolidated Statements of Operations. For forward contracts that are designated as hedging instruments, the gains and losses are recorded in accumulated other comprehensive income (loss) and recognized in the Consolidated Statement of Operations when the contracts are settled. We do not hold or issue foreign exchange options or forward contracts for trading purposes.
Interest Rate Swap Agreement - We use an interest rate swap agreement to fix the interest rate on a portion of our variable interest debt thereby reducing exposure to interest rate changes. The interest rate swap agreement was formally designated at inception as a hedging instrument. Therefore, changes in the fair value of the interest rate swap are recorded in accumulated other comprehensive income (loss) and recognized in the Consolidated Statement of Operations when the contracts are settled.
Share-Based Compensation - We recognize share-based compensation based on the grant-date fair value of the equity instruments awarded. Share-based compensation expense is recognized in the consolidated financial statements on a straight-line basis over the requisite service period for the entire award. We account for forfeitures of stock-based compensation awards as they occur. Refer to Note 11, Share-Based Compensation for additional discussion.
Recently Issued Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in our consolidated financial statements, once adopted.
In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income-Expense Disaggregation (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU updates improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This information is generally not presented in the financial statements today. The ASU also requires disclosure of the total amount of selling expenses and our definition of selling expenses. The standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. We are currently evaluating the impact of adopting this ASU on our consolidated financial statements and related disclosures.
Accounting Pronouncements Implemented During the Year Ended December 31, 2024
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment's profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. The Company implemented ASU 2023-07 as of December 31, 2024 and amended related segment disclosures. See Note 16, Segment Reporting.